Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Fixed non-cancellable revenues under time charter contracts [Abstract]
Schedule Of Fixed Non CancelableTime Charter Contracts [Table Text Block]
Period	Amount
Year 1	$127,428
Year 2	70,948
Year 3	22,495
Year 4	1,110
Total	221,981